Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Segment Reporting Information [Line Items]
Operating revenues	$ 128,288	$ 117,221	$ 295,525	$ 266,480
Interdepartmental revenues	0	0	0	0
Total operating revenues	128,288	117,221	295,525	266,480
Depreciation and amortization	(9,530)	(9,712)	(19,154)	(19,336)
Other operating expenses	(94,261)	(82,428)	(214,246)	(193,619)
Operating Income	24,497	25,081	62,125	53,525
Other (deductions) income, net	2,711	2,549	6,020	5,119
Interest (expense) income, net	(4,657)	(4,764)	(9,332)	(9,868)
Income before income taxes	22,551	22,866	58,813	48,776
Income tax provision	(8,660)	(8,596)	(22,338)	(18,458)
Net Income (Loss)	13,891	14,270	36,475	30,318
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	1,590,309		1,590,309		1,586,924
Capital Expenditures			63,137		98,435
Electric [Member]
Segment Reporting Information [Line Items]
Operating revenues	96,846	96,339	190,340	186,275
Interdepartmental revenues	129	119	238	228
Total operating revenues	96,975	96,458	190,578	186,503
Depreciation and amortization	(6,314)	(6,546)	(12,714)	(13,024)
Other operating expenses	(78,051)	(72,265)	(152,976)	(145,053)
Operating Income	12,610	17,647	24,888	28,426
Other (deductions) income, net	485	96	1,060	260
Interest (expense) income, net	(2,315)	(2,465)	(4,719)	(5,192)
Income before income taxes	10,780	15,278	21,229	23,494
Income tax provision	(3,694)	(5,642)	(7,127)	(8,427)
Net Income (Loss)	7,086	9,636	14,102	15,067
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	929,269		929,269		888,444
Capital Expenditures			55,074		81,965
Gas [Member]
Segment Reporting Information [Line Items]
Operating revenues	30,042	18,629	102,509	75,648
Interdepartmental revenues	2,816	3,077	7,692	6,063
Total operating revenues	32,858	21,706	110,201	81,711
Depreciation and amortization	(1,435)	(1,389)	(2,860)	(2,759)
Other operating expenses	(29,572)	(21,746)	(90,009)	(71,487)
Operating Income	1,851	(1,429)	17,332	7,465
Other (deductions) income, net	(185)	27	(23)	73
Interest (expense) income, net	(759)	(695)	(1,437)	(1,464)
Income before income taxes	907	(2,097)	15,872	6,074
Income tax provision	(606)	933	(6,595)	(2,305)
Net Income (Loss)	301	(1,164)	9,277	3,769
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	265,870		265,870		285,468
Capital Expenditures			5,908		13,812
Non Regulated Energy [Member]
Segment Reporting Information [Line Items]
Operating revenues	1,400	2,253	2,676	4,557
Interdepartmental revenues	10,691	8,677	21,264	17,353
Total operating revenues	12,091	10,930	23,940	21,910
Depreciation and amortization	(1,781)	(1,777)	(3,580)	(3,553)
Other operating expenses	(26)	(37)	(63)	(49)
Operating Income	10,284	9,116	20,297	18,308
Other (deductions) income, net	0	0	0	0
Interest (expense) income, net	(1,605)	(1,639)	(3,218)	(3,284)
Income before income taxes	8,679	7,477	17,079	15,024
Income tax provision	(3,483)	(3,001)	(6,740)	(6,030)
Net Income (Loss)	5,196	4,476	10,339	8,994
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	317,538		317,538		323,216
Capital Expenditures			2,155		2,658
Transmission Investment [Member]
Segment Reporting Information [Line Items]
Operating revenues	0	0	0	0
Interdepartmental revenues	0	0	0	0
Total operating revenues	0	0	0	0
Depreciation and amortization	0	0	0	0
Other operating expenses	0	0	0	0
Operating Income	0	0	0	0
Other (deductions) income, net	2,309	2,242	4,705	4,484
Interest (expense) income, net	0	0	0	0
Income before income taxes	2,309	2,242	4,705	4,484
Income tax provision	(927)	(900)	(1,898)	(1,810)
Net Income (Loss)	1,382	1,342	2,807	2,674
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	62,837		62,837		61,064
Capital Expenditures			0		0
All Others [Member]
Segment Reporting Information [Line Items]
Operating revenues	0	0	0	0
Interdepartmental revenues	0	0	0	0
Total operating revenues	0	0	0	0
Depreciation and amortization	0	0	0	0
Other operating expenses	(248)	(253)	(392)	(674)
Operating Income	(248)	(253)	(392)	(674)
Other (deductions) income, net	102	184	278	302
Interest (expense) income, net	22	35	42	72
Income before income taxes	(124)	(34)	(72)	(300)
Income tax provision	50	14	22	114
Net Income (Loss)	(74)	(20)	(50)	(186)
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	412,833		412,833		413,291
Capital Expenditures			0		0
Consolidation Elimination Entries [Member]
Segment Reporting Information [Line Items]
Operating revenues	0	0	0	0
Interdepartmental revenues	(13,636)	(11,873)	(29,194)	(23,644)
Total operating revenues	(13,636)	(11,873)	(29,194)	(23,644)
Depreciation and amortization	0	0	0	0
Other operating expenses	13,636	11,873	29,194	23,644
Operating Income	0	0	0	0
Other (deductions) income, net	0	0	0	0
Interest (expense) income, net	0	0	0	0
Income before income taxes	0	0	0	0
Income tax provision	0	0	0	0
Net Income (Loss)	0	0	0	0
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	(411,759)		(411,759)		(403,118)
Capital Expenditures			0		0
Assets Not Allocated [Member]
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	13,721		13,721		18,559
Capital Expenditures			0		0
MGE [Member]
Segment Reporting Information [Line Items]
Operating revenues	128,288	117,221	295,525	266,480
Interdepartmental revenues	0	0	0	0
Total operating revenues	128,288	117,221	295,525	266,480
Depreciation and amortization	(9,530)	(9,712)	(19,154)	(19,336)
Other operating expenses	(101,582)	(89,811)	(234,292)	(209,550)
Operating Income	17,176	17,698	42,079	37,594
Other (deductions) income, net	1,468	1,391	3,820	2,850
Interest (expense) income, net	(4,679)	(4,799)	(9,374)	(9,940)
Income tax provision	(7,569)	(7,635)	(20,439)	(16,604)
Net Income Including Noncontrolling Interest	13,965	14,290	36,525	30,504
Less Net Income Attributable to Noncontrolling Interest, net of tax	(6,860)	(6,080)	(13,686)	(12,152)
Net Income (Loss)	7,105	8,210	22,839	18,352
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	1,559,441		1,559,441		1,553,651
Capital Expenditures			63,137		98,435
MGE [Member] | Electric [Member]
Segment Reporting Information [Line Items]
Operating revenues	96,846	96,339	190,340	186,275
Interdepartmental revenues	129	119	238	228
Total operating revenues	96,975	96,458	190,578	186,503
Depreciation and amortization	(6,314)	(6,546)	(12,714)	(13,024)
Other operating expenses	(81,579)	(77,849)	(160,085)	(153,357)
Operating Income	9,082	12,063	17,779	20,122
Other (deductions) income, net	319	38	1,042	137
Interest (expense) income, net	(2,315)	(2,465)	(4,719)	(5,192)
Net Income Including Noncontrolling Interest	7,086	9,636	14,102	15,067
Less Net Income Attributable to Noncontrolling Interest, net of tax	0	0	0	0
Net Income (Loss)	7,086	9,636	14,102	15,067
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	929,269		929,269		888,444
Capital Expenditures			55,074		81,965
MGE [Member] | Gas [Member]
Segment Reporting Information [Line Items]
Operating revenues	30,042	18,629	102,509	75,648
Interdepartmental revenues	2,816	3,077	7,692	6,063
Total operating revenues	32,858	21,706	110,201	81,711
Depreciation and amortization	(1,435)	(1,389)	(2,860)	(2,759)
Other operating expenses	(30,130)	(20,797)	(96,598)	(73,758)
Operating Income	1,293	(480)	10,743	5,194
Other (deductions) income, net	(233)	11	(29)	39
Interest (expense) income, net	(759)	(695)	(1,437)	(1,464)
Net Income Including Noncontrolling Interest	301	(1,164)	9,277	3,769
Less Net Income Attributable to Noncontrolling Interest, net of tax	0	0	0	0
Net Income (Loss)	301	(1,164)	9,277	3,769
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	265,870		265,870		285,468
Capital Expenditures			5,908		13,812
MGE [Member] | Non Regulated Energy [Member]
Segment Reporting Information [Line Items]
Operating revenues	1,400	2,253	2,676	4,557
Interdepartmental revenues	10,691	8,677	21,264	17,353
Total operating revenues	12,091	10,930	23,940	21,910
Depreciation and amortization	(1,781)	(1,777)	(3,580)	(3,553)
Other operating expenses	(3,509)	(3,038)	(6,803)	(6,079)
Operating Income	6,801	6,115	13,557	12,278
Other (deductions) income, net	0	0	0	0
Interest (expense) income, net	(1,605)	(1,639)	(3,218)	(3,284)
Net Income Including Noncontrolling Interest	5,196	4,476	10,339	8,994
Less Net Income Attributable to Noncontrolling Interest, net of tax	0	0	0	0
Net Income (Loss)	5,196	4,476	10,339	8,994
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	317,488		317,488		323,166
Capital Expenditures			2,155		2,658
MGE [Member] | Transmission Investment [Member]
Segment Reporting Information [Line Items]
Operating revenues	0	0	0	0
Interdepartmental revenues	0	0	0	0
Total operating revenues	0	0	0	0
Depreciation and amortization	0	0	0	0
Other operating expenses	0	0	0	0
Operating Income	0	0	0	0
Other (deductions) income, net	1,382	1,342	2,807	2,674
Interest (expense) income, net	0	0	0	0
Net Income Including Noncontrolling Interest	1,382	1,342	2,807	2,674
Less Net Income Attributable to Noncontrolling Interest, net of tax	0	0	0	0
Net Income (Loss)	1,382	1,342	2,807	2,674
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	62,837		62,837		61,064
Capital Expenditures			0		0
MGE [Member] | Consolidation Elimination Entries [Member]
Segment Reporting Information [Line Items]
Operating revenues	0	0	0	0
Interdepartmental revenues	(13,636)	(11,873)	(29,194)	(23,644)
Total operating revenues	(13,636)	(11,873)	(29,194)	(23,644)
Depreciation and amortization	0	0	0	0
Other operating expenses	13,636	11,873	29,194	23,644
Operating Income	0	0	0	0
Other (deductions) income, net	0	0	0	0
Interest (expense) income, net	0	0	0	0
Net Income Including Noncontrolling Interest	0	0	0	0
Less Net Income Attributable to Noncontrolling Interest, net of tax	(6,860)	(6,080)	(13,686)	(12,152)
Net Income (Loss)	(6,860)	(6,080)	(13,686)	(12,152)
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	(29,744)		(29,744)		(23,050)
Capital Expenditures			0		0
MGE [Member] | Assets Not Allocated [Member]
Segment Reporting Assets And Capital Expenditures [Abstract]
Assets	13,721		13,721		18,559
Capital Expenditures			$ 0		$ 0